CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Mezzanine equity, aggregate liquidation preference	$ 57,496,986	$ 45,689,681
Mezzanine equity, shares outstanding		2,419,909
Ordinary shares, par value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	458,694,920	458,694,920
Ordinary shares, shares issued	44,069,300	44,069,300
Ordinary shares, shares outstanding	44,069,300	44,069,300
Series Seed convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	4,675,347	4,675,347
Mezzanine equity, shares issued	4,675,347	4,675,347
Mezzanine equity, shares outstanding	4,675,347	4,675,347
Series A convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	5,205,637	5,205,637
Mezzanine equity, shares issued	5,205,637	5,205,637
Mezzanine equity, shares outstanding	5,205,637	5,205,637
Series A-1 convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	5,202,768	5,202,768
Mezzanine equity, shares issued	5,202,768	5,202,768
Mezzanine equity, shares outstanding	5,202,768	5,202,768
Series A-2 convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	3,540,046	3,540,046
Mezzanine equity, shares issued	3,540,046	3,540,046
Mezzanine equity, shares outstanding	3,540,046	3,540,046
Series A-3 convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	3,789,358	3,789,358
Mezzanine equity, shares issued	3,789,358	3,789,358
Mezzanine equity, shares outstanding	3,789,358	3,789,358
Series B convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	11,047,269	11,047,269
Mezzanine equity, shares issued	11,047,269	11,047,269
Mezzanine equity, shares outstanding	11,047,269	11,047,269
Series B+ convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	5,424,746	5,424,746
Mezzanine equity, shares issued	5,424,746	5,424,746
Mezzanine equity, shares outstanding	5,424,746	5,424,746
Series C convertible redeemable preferred shares
Mezzanine equity, par value per share	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	2,419,909	0
Mezzanine equity, shares issued		0
Mezzanine equity, shares outstanding		0